Derivative financial instruments - Disclosure of hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 3,671	£ 4,772	£ 2,740
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(4,407)	9,296
Balance in cash flow hedging reserve for continuing hedges	1,047	7,187
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	4,141	2,874
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(4,407)	9,032
Hedge ineffectiveness recognised in the income statement	156	(48)
Cash flow hedges | Loans and advances at amortised cost | Financial assets at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(1,172)	4,059
Balance in cash flow hedging reserve for continuing hedges	395	2,990
Balance in currency translation reserve for continuing hedges	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,069	1,374
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0
Hedging (gains) or losses recognised in other comprehensive income	(1,172)	4,059
Hedge ineffectiveness recognised in the income statement	34	(42)
Cash flow hedges | Loans and advances at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(463)	3
Balance in cash flow hedging reserve for continuing hedges	30	(13)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(463)	3
Hedge ineffectiveness recognised in the income statement	6	2
Cash flow hedges | Cash and balances at central banks | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(1,371)	4,389
Balance in cash flow hedging reserve for continuing hedges	470	3,467
Balance in currency translation reserve for continuing hedges	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,051	1,484
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0
Hedging (gains) or losses recognised in other comprehensive income	(1,371)	4,389
Hedge ineffectiveness recognised in the income statement	115	(41)
Cash flow hedges | Debt securities at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(1,088)	483
Balance in cash flow hedging reserve for continuing hedges	333	601
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(1,088)	483
Hedge ineffectiveness recognised in the income statement	1	0
Cash flow hedges | Debt securities at amortised cost | Financial assets at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(313)	362
Balance in cash flow hedging reserve for continuing hedges	(181)	142
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	21	16
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(313)	98
Hedge ineffectiveness recognised in the income statement	0	33
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(826)	1,539
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,573	2,269
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	23	23
Hedging (gains) or losses recognised in other comprehensive income	(826)	1,539
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(595)	1,240
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,421	1,886
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(595)	1,240
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(113)	265
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	33	141
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(113)	265
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(118)	34
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	119	242
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	23	23
Hedging (gains) or losses recognised in other comprehensive income	(118)	34
Hedge ineffectiveness recognised in the income statement	£ 0	£ 0